LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2023	Jul. 31, 2022	Jan. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair values				$ 465	$ 472	$ 480
Equity method investments				15,368
Term deposits and certificate of deposits				21,517
Total				130,799	51,712	80,653
Purchase of debt investment in investee's preferred shares	$ 15,000	$ 15,000	$ 4,000
Investment reclassified to short-term investments				19,700			$ 38,700
Unrealized Gain				24,700	4,800	5,600
Unrealized loss				17,200
Marketable debt securities
LONG-TERM INVESTMENTS
Investments in marketable debt securities				58,373	1,933	50,471
Debt investments in investees' preferred shares
LONG-TERM INVESTMENTS
Investments in marketable debt securities				35,076	49,307	29,702
Unrealized gain recorded in OCI				$ 24,736	$ 4,828	$ 5,620